Schedule of Investments (unaudited)
July 31, 2024
 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 53.2%
Communication Services — 4.5%
Diversified Telecommunication Services — 2.1%
Level 3 Financing Inc., Senior Secured Notes	10.500%	5/15/30	730,000	$749,710 (a)
Telecom Argentina SA, Senior Notes	8.500%	8/6/25	723,600	720,381 (a)
Total Diversified Telecommunication Services				1,470,091
Interactive Media & Services — 0.4%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	350,000	305,054 (a)
Media — 2.0%
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	660,000	661,069 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	720,000	717,235 (a)
Total Media				1,378,304

Total Communication Services				3,153,449
Consumer Discretionary — 7.1%
Broadline Retail — 0.5%
Kohl’s Corp., Senior Notes	4.625%	5/1/31	471,000	382,805
Distributors — 0.9%
Velocity Vehicle Group LLC, Senior Notes	8.000%	6/1/29	625,000	644,275 (a)
Hotels, Restaurants & Leisure — 3.0%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	770,000	671,911 (a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% PIK to 12/30/25 then 8.000% Cash)	7.000%	12/30/27	790,000	719,506 (b)(c)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	740,000	693,750 (a)
Total Hotels, Restaurants & Leisure				2,085,167
Household Durables — 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	940,000	975,988 (a)
Specialty Retail — 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	980,000	937,077 (a)

Total Consumer Discretionary				5,025,312
Consumer Staples — 1.1%
Tobacco — 1.1%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	800,000	768,293 (a)

Energy — 21.6%
Energy Equipment & Services — 1.5%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	660,000	686,906 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	330,000	335,506 (a)
Total Energy Equipment & Services				1,022,412
Oil, Gas & Consumable Fuels — 20.1%
California Resources Corp., Senior Notes	8.250%	6/15/29	785,000	804,382 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	635,000	638,412 (a)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	760,000	721,706 (c)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	502,000	539,811 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	770,000	820,114 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	157,000	161,796 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	350,000	353,575 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	820,000	800,700 (c)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	320,000	$302,867 (c)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	700,000	688,634 (a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	410,000	381,513 (a)
New Fortress Energy Inc., Senior Secured Notes	8.750%	3/15/29	160,000	145,181 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes	8.125%	2/15/29	1,010,000	1,024,237 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	700,000	705,915 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	950,000	860,839
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	310,000	318,786 (a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	700,000	732,873 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	685,000	686,300
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	840,000	833,572 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	560,000	565,399 (a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	725,000	755,495 (a)
YPF SA, Senior Notes	8.500%	7/28/25	740,000	738,701 (c)
YPF SA, Senior Secured Notes	9.000%	2/12/26	630,000	640,297 (c)
Total Oil, Gas & Consumable Fuels				14,221,105

Total Energy				15,243,517
Financials — 7.3%
Capital Markets — 2.0%
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	740,000	721,915 (a)
Golub Capital BDC Inc., Senior Notes	7.050%	12/5/28	670,000	695,408
Total Capital Markets				1,417,323
Consumer Finance — 1.0%
Enova International Inc., Senior Notes	9.125%	8/1/29	190,000	192,122 (a)(d)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	544,000	523,682 (a)
Total Consumer Finance				715,804
Financial Services — 4.3%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,050,000	1,052,073 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	840,000	824,112 (a)
GGAM Finance Ltd., Senior Notes	7.750%	5/15/26	670,000	686,534 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	510,000	492,215 (a)
Total Financial Services				3,054,934

Total Financials				5,188,061
Health Care — 1.6%
Health Care Equipment & Supplies — 1.0%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	840,000	720,398 (a)
Health Care Providers & Services — 0.6%
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	360,000	384,626 (a)

Total Health Care				1,105,024
Industrials — 4.5%
Building Products — 1.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	720,000	766,404 (a)
Construction & Engineering — 1.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	900,000	871,889 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 1.1%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	830,000	$774,811 (a)
Trading Companies & Distributors — 1.1%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	800,000	798,657 (e)

Total Industrials				3,211,761
Information Technology — 2.2%
Communications Equipment — 0.9%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	720,000	677,314 (a)
IT Services — 1.0%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	770,000	720,285 (a)
Software — 0.3%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	185,000	183,132 (a)

Total Information Technology				1,580,731
Materials — 3.3%
Chemicals — 0.8%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	240,000	193,344 (a)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	360,000	372,531 (a)
Total Chemicals				565,875
Metals & Mining — 2.5%
CSN Resources SA, Senior Notes	8.875%	12/5/30	570,000	574,706 (a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	115,000	112,364 (a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	670,000	713,358 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	380,000	390,112 (a)
Total Metals & Mining				1,790,540

Total Materials				2,356,415
Total Corporate Bonds & Notes (Cost — $36,361,390)				37,632,563
Collateralized Mortgage Obligations(f) — 27.9%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	9.347%	11/25/50	1,390,000	1,563,896 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 2B1 (30 Day Average SOFR + 4.214%)	9.562%	3/25/31	340,000	378,228 (e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.562%	9/25/31	2,384,809	2,535,417 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R04 2B1 (30 Day Average SOFR + 5.364%)	10.712%	6/25/39	3,097,463	3,301,665 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.562%	7/25/39	1,559,595	1,637,490 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R06 2B1 (30 Day Average SOFR + 3.864%)	9.212%	9/25/39	2,547,516	2,653,397 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	8.462%	1/25/40	2,840,000	2,927,356 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-SBT1 1M2 (30 Day Average SOFR + 3.764%)	9.112%	2/25/40	1,050,000	1,115,406 (a)(e)
MF1 LLC, 2023-FL12 D (1 mo. Term SOFR + 5.272%)	10.613%	10/19/38	480,000	486,302 (a)(e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Radnor RE Ltd., 2023-1 M1B (30 Day Average SOFR + 4.350%)	9.697%	7/25/33	460,000	$480,991 (a)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000	2,620,531 (a)

Total Collateralized Mortgage Obligations (Cost — $19,630,055)				19,700,679
Senior Loans — 6.3%
Communication Services — 0.5%
Interactive Media & Services — 0.5%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	8.094%	7/1/31	360,000	360,299 (e)(g)(h)

Consumer Discretionary — 1.4%
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands Inc., Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.094%	3/8/30	994,962	999,629 (e)(g)(h)

Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Prairie ECI Acquiror LP, Initial Term Loan B2 (1 mo. Term SOFR + 4.750%)	10.094%	8/1/29	798,000	799,648 (e)(g)(h)

Financials — 1.2%
Capital Markets — 0.5%
AAL Delaware Holdco Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.847%	7/23/31	320,000	322,400 (e)(g)(h)(i)
Insurance — 0.7%
Ardonagh Group Finco Pty Ltd., First Lien Dollar Term Loan	—	2/17/31	480,000 EUR	518,181 (i)(j)

Total Financials				840,581
Health Care — 0.6%
Health Care Technology — 0.6%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.593%	5/1/31	399,000	400,871 (e)(g)(h)

Industrials — 1.5%
Passenger Airlines — 1.5%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.082%	2/14/31	1,077,300	1,080,133 (e)(g)(h)

Total Senior Loans (Cost — $4,436,709)				4,481,161
Asset-Backed Securities — 4.9%
Bain Capital Credit CLO Ltd., 2020-1A DR (3 mo. Term SOFR + 3.700%)	8.979%	4/18/33	650,000	653,689 (a)(e)
Bain Capital Credit CLO Ltd., 2023-1A E (3 mo. Term SOFR + 8.050%)	13.336%	4/16/36	410,000	424,640 (a)(e)
Carlyle Global Market Strategies CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.512%)	11.794%	4/20/34	250,000	251,032 (a)(e)
Carlyle Global Market Strategies CLO Ltd., 2023-1A E (3 mo. Term SOFR + 8.460%)	13.742%	7/20/35	250,000	261,540 (a)(e)
Madison Park Funding Ltd., 2020-46A ER (3 mo. Term SOFR + 6.512%)	11.813%	10/15/34	350,000	352,524 (a)(e)
Neuberger Berman Loan Advisers CLO Ltd., 2017-26A D (3 mo. Term SOFR + 2.912%)	8.191%	10/18/30	500,000	500,296 (a)(e)
Neuberger Berman Loan Advisers CLO Ltd., 2018-28A E (3 mo. Term SOFR + 5.862%)	11.144%	4/20/30	630,000	631,369 (a)(e)
RR Ltd., 2023-26A D (3 mo. Term SOFR + 8.250%)	13.551%	4/15/38	400,000	413,231 (a)(e)

Total Asset-Backed Securities (Cost — $3,493,926)				3,488,321
Sovereign Bonds — 1.0%
Panama — 1.0%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	480,000	284,499
Panama Government International Bond, Senior Notes	4.500%	1/19/63	655,000	430,942

Total Sovereign Bonds (Cost — $707,861)				715,441
Total Investments before Short-Term Investments (Cost — $64,629,941)				66,018,165
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Short-Term Investments — 6.5%
Sovereign Bonds — 4.3%
Egypt Treasury Bills	27.537%	10/22/24	31,975,000 EGP	$623,126 (k)
Egypt Treasury Bills	27.323%	12/17/24	62,375,000 EGP	1,171,898 (k)
Egypt Treasury Bills	26.970%	3/11/25	68,700,000 EGP	1,223,192 (k)

Total Sovereign Bonds (Cost — $3,019,303)				3,018,216
			Shares
Money Market Funds — 2.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,552,225)	5.238%		1,552,225	1,552,225 (l)(m)

Total Short-Term Investments (Cost — $4,571,528)				4,570,441
Total Investments — 99.8% (Cost — $69,201,469)				70,588,606
Other Assets in Excess of Liabilities — 0.2%				155,425
Total Net Assets — 100.0%				$70,744,031

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	All or a portion of this loan has not settled as of July 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $1,552,225 and the cost was $1,552,225 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EGP	—	Egyptian Pound
EUR	—	Euro
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Alternative Credit Fund
At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	407,661	EUR	380,000	HSBC Securities Inc.	8/7/24	$(3,725)
EUR	380,000	USD	411,206	JPMorgan Chase & Co.	8/7/24	181
USD	413,028	EUR	380,000	JPMorgan Chase & Co.	11/7/24	(181)
Net unrealized depreciation on open forward foreign currency contracts						$(3,725)

Abbreviation(s) used in this table:
EUR	—	Euro
USD	—	United States Dollar
At July 31, 2024, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$3,420,000	12/20/33	2.562%	1.000% quarterly	$(380,231)	$(344,345)	$(35,886)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$37,632,563	—	$37,632,563
Collateralized Mortgage Obligations	—	19,700,679	—	19,700,679
Senior Loans:
Financials	—	—	$840,581	840,581
Other Senior Loans	—	3,640,580	—	3,640,580
Asset-Backed Securities	—	3,488,321	—	3,488,321
Sovereign Bonds	—	715,441	—	715,441
Total Long-Term Investments	—	65,177,584	840,581	66,018,165
Short-Term Investments†:
Sovereign Bonds	—	3,018,216	—	3,018,216
Money Market Funds	$1,552,225	—	—	1,552,225
Total Short-Term Investments	1,552,225	3,018,216	—	4,570,441
Total Investments	$1,552,225	$68,195,800	$840,581	$70,588,606
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$181	—	$181
Total	$1,552,225	$68,195,981	$840,581	$70,588,787
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,906	—	$3,906
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	380,231	—	380,231
Total	—	$384,137	—	$384,137

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Financials	—	—	—	$8,714	$831,867
Total	—	—	—	$8,714	$831,867

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2024[1]
Senior Loans:
Financials	—	—	—	$840,581	$8,714
Total	—	—	—	$840,581	$8,714

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$924,775	$43,165,665	43,165,665	$42,538,215	42,538,215

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$105,799	—	$1,552,225

BrandywineGLOBAL — Alternative Credit Fund 2024 Quarterly Report